Investment Securities - Gross Unrealized Losses by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	$ 109,045	$ 72,283
Less than 12 Months, Gross Unrealized Losses	(1,709)	(400)
12 Months or Longer, Estimated Fair Value	98,433	88,238
12 Months or Longer, Gross Unrealized Losses	(3,224)	(3,645)
Total, Estimated Fair Value	207,478	160,521
Total, Gross Unrealized Losses	(4,933)	(4,045)
U.S. Treasury Obligations/ Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value		2,484
Less than 12 Months, Gross Unrealized Losses		(10)
Total, Estimated Fair Value		2,484
Total, Gross Unrealized Losses		(10)
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	108,070	56,753
Less than 12 Months, Gross Unrealized Losses	(1,683)	(254)
12 Months or Longer, Estimated Fair Value	54,643	27,028
12 Months or Longer, Gross Unrealized Losses	(891)	(902)
Total, Estimated Fair Value	162,713	83,781
Total, Gross Unrealized Losses	(2,574)	(1,156)
Other Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value		182
Less than 12 Months, Gross Unrealized Losses		(1)
12 Months or Longer, Estimated Fair Value	114
12 Months or Longer, Gross Unrealized Losses	(1)
Total, Estimated Fair Value	114	182
Total, Gross Unrealized Losses	(1)	(1)
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer, Estimated Fair Value	9,851	10,175
12 Months or Longer, Gross Unrealized Losses	(2,172)	(1,844)
Total, Estimated Fair Value	9,851	10,175
Total, Gross Unrealized Losses	(2,172)	(1,844)
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value		12,864
Less than 12 Months, Gross Unrealized Losses		(135)
12 Months or Longer, Estimated Fair Value	33,825	46,133
12 Months or Longer, Gross Unrealized Losses	(160)	(825)
Total, Estimated Fair Value	33,825	58,997
Total, Gross Unrealized Losses	(160)	(960)
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	975
Less than 12 Months, Gross Unrealized Losses	(26)
Total, Estimated Fair Value	975
Total, Gross Unrealized Losses	$ (26)
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer, Estimated Fair Value		4,902
12 Months or Longer, Gross Unrealized Losses		(74)
Total, Estimated Fair Value		4,902
Total, Gross Unrealized Losses		$ (74)